UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2015 Fund
Fidelity Municipal Income 2017 Fund
Fidelity Municipal Income 2019 Fund
Fidelity Municipal Income 2021 Fund

Annual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2017 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2019 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2021 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 19, 2011 to June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.40	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.10	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 996.60	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 997.70	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period May 19, 2011 to June 30, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Texas	18.6
Florida	12.7
California	8.3
Massachusetts	7.9
North Carolina	7.8
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	46.1
Water & Sewer	17.0
Electric Utilities	12.2
Resource Recovery	6.7
Education	5.6
Weighted Average Maturity as of June 30, 2011

Years	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.6%
AA,A 74.0%
BBB 0.7%
Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 6.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	$ 870,000	$ 989,564
California - 8.3%
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,102,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	223,530
		1,326,020
Florida - 12.7%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	138,232
Series 2010 A1, 5% 6/1/15	150,000	160,112
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	110,000	125,437
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,470
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/15 (b)	1,000,000	1,085,180
		2,041,431
Georgia - 1.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	216,212
Hawaii - 7.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,142,400
Illinois - 3.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,710
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	298,199
		510,909
Indiana - 1.4%
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	229,578
Massachusetts - 7.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	684,894
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	576,515
		1,261,409
Nevada - 1.0%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,051
New Jersey - 5.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	$ 100,000	$ 113,799
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,481
		834,640
New York - 4.8%
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	105,940
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,636
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15 (a)	500,000	560,030
		772,606
North Carolina - 7.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,124
Wake County Gen. Oblig. 5% 3/1/15	1,000,000	1,141,950
		1,253,074
Oklahoma - 3.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	572,560
Texas - 18.6%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	576,370
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,759
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/15 (a)	580,000	647,524
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	492,211
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/15	1,000,000	1,149,618
		2,979,482
Washington - 5.9%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/15	350,000	387,055
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15 (a)	500,000	566,930
		953,985
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 532,635
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $15,739,812)	15,783,556
NET OTHER ASSETS (LIABILITIES) - 1.7%	270,035
NET ASSETS - 100%	$ 16,053,591
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.1%
Water & Sewer	17.0%
Electric Utilities	12.2%
Resource Recovery	6.7%
Education	5.6%
Transportation	5.3%
Others* (Individually Less Than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,739,812)		$ 15,783,556
Cash		1,666,111
Receivable for fund shares sold		271,495
Interest receivable		111,312
Other receivables		255
Total assets		17,832,729

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,773,032
Distributions payable	634
Accrued management fee	3,419
Distribution and service plan fees payable	553
Transfer agent fees payable	1,500
Total liabilities		1,779,138

Net Assets		$ 16,053,591
Net Assets consist of:
Paid in capital		$ 16,009,898
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(50)
Net unrealized appreciation (depreciation) on investments		43,744
Net Assets		$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,026,516 ÷ 301,469 shares)	$ 10.04
Maximum offering price per share (100/97.25 of $10.04)	$ 10.32
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($10,455,541 ÷ 1,041,489 shares)	$ 10.04
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,571,534 ÷ 256,148 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 15,124

Expenses
Management fee	$ 4,421
Transfer agent fees	1,500
Distribution and service plan fees	751
Independent trustees' compensation	3
Total expenses before reductions	6,675
Expense reductions	(255)	6,420
Net investment income (loss)		8,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(50)
Change in net unrealized appreciation (depreciation) on investment securities		43,744
Net gain (loss)		43,694
Net increase (decrease) in net assets resulting from operations		$ 52,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,704
Net realized gain (loss)	(50)
Change in net unrealized appreciation (depreciation)	43,744
Net increase (decrease) in net assets resulting from operations	52,398
Distributions to shareholders from net investment income	(8,705)
Share transactions - net increase (decrease)	16,009,898
Total increase (decrease) in net assets	16,053,591

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.039
Total from investment operations	.044
Distributions from net investment income	(.004)
Net asset value, end of period	$ 10.04
Total Return B, C, D	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,456
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,572
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Florida	22.7
California	12.5
Texas	11.8
Arizona	11.2
Massachusetts	9.9
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	37.1
Electric Utilities	24.0
Health Care	14.8
Special Tax	7.6
Water & Sewer	4.9
Weighted Average Maturity as of June 30, 2011

Years	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 10.8%
AA,A 86.4%
Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 11.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	$ 900,000	$ 1,049,292
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	286,050
		1,335,342
California - 12.5%
California Gen. Oblig. 5% 3/1/17	215,000	247,446
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	679,716
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	566,875
		1,494,037
Florida - 22.7%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	779,694
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,168,650
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/17 (b)	500,000	537,030
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	215,249
		2,700,623
Georgia - 4.2%
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	501,186
Illinois - 2.3%
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,298
Massachusetts - 9.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,175,648
New Jersey - 5.4%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	346,461
New Jersey Trans. Trust Fund Auth. Series 2011 A, 4% 6/15/17	290,000	303,900
		650,361
New York - 5.4%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	527,850
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	116,881
		644,731
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 3.6%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	$ 395,000	$ 428,030
South Carolina - 1.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,533
Texas - 11.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	589,300
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17 (a)	200,000	225,976
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/17	500,000	586,260
		1,401,536
Washington - 2.4%
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17 (a)	250,000	286,963
Wisconsin - 4.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	554,820
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $11,606,276)	11,591,108
NET OTHER ASSETS (LIABILITIES) - 2.8%	328,665
NET ASSETS - 100%	$ 11,919,773
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Electric Utilities	24.0%
Health Care	14.8%
Special Tax	7.6%
Others* (Individually Less Than 5%)	16.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,606,276)		$ 11,591,108
Cash		634,102
Receivable for fund shares sold		114,044
Interest receivable		99,176
Other receivables		183
Total assets		12,438,613

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 513,751
Distributions payable	381
Accrued management fee	2,868
Distribution and service plan fees payable	528
Transfer agent fees payable	1,312
Total liabilities		518,840

Net Assets		$ 11,919,773
Net Assets consist of:
Paid in capital		$ 11,934,942
Distributions in excess of net investment income		(1)
Net unrealized appreciation (depreciation) on investments		(15,168)
Net Assets		$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,618,263 ÷ 262,184 shares)	$ 9.99
Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($6,801,349 ÷ 681,071 shares)	$ 9.99
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,500,161 ÷ 250,357 shares)	$ 9.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 21,272

Expenses
Management fee	$ 3,845
Transfer agent fees	1,312
Distribution and service plan fees	726
Independent trustees' compensation	3
Total expenses before reductions	5,886
Expense reductions	(183)	5,703
Net investment income (loss)		15,569
Change in net unrealized appreciation (depreciation) on investment securities		(15,168)
Net increase (decrease) in net assets resulting from operations		$ 401

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,569
Change in net unrealized appreciation (depreciation)	(15,168)
Net increase (decrease) in net assets resulting from operations	401
Distributions to shareholders from net investment income	(15,570)
Share transactions - net increase (decrease)	11,934,942
Total increase (decrease) in net assets	11,919,773

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.012
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.001
Distributions from net investment income	(.011)
Net asset value, end of period	$ 9.99
Total Return B, C, D	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.014
Net realized and unrealized gain (loss)	(.010)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,801
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,500
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Maryland	11.7
California	9.2
Illinois	9.0
New York	8.6
Massachusetts	7.3
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	44.0
Special Tax	22.4
Transportation	8.2
Education	5.9
Electric Utilities	4.2
Weighted Average Maturity as of June 30, 2011

Years	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 30.5%
AA,A 62.2%
BBB 3.5%
Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 4.3%
Scottsdale Muni. Property Corp. Excise Tax Rev. 5% 7/1/19	$ 600,000	$ 699,474
California - 9.2%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	340,932
California Gen. Oblig. 5.5% 4/1/19	500,000	580,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	557,710
		1,478,732
Florida - 4.9%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19 (a)	250,000	257,555
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/19 (b)	500,000	524,380
		781,935
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	100,000	113,693
Illinois - 9.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,091,840
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	362,317
		1,454,157
Indiana - 1.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	291,058
Iowa - 5.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	901,607
Maryland - 11.7%
Maryland Gen. Oblig. Series C, 5% 3/1/19	1,585,000	1,883,676
Massachusetts - 7.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,174,460
Minnesota - 7.2%
Hennepin County Sales Tax Rev. 5% 12/15/19	595,000	703,588
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	455,608
		1,159,196
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	$ 605,000	$ 665,536
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	329,565
		995,101
New Mexico - 4.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	706,554
New York - 8.6%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,680
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	221,570
		1,386,250
Pennsylvania - 1.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	111,313
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	198,355
		309,668
Texas - 5.5%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	292,668
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/19	500,000	586,040
		878,708
Washington - 0.7%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,161,130
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $15,577,139)	15,496,639
NET OTHER ASSETS (LIABILITIES) - 3.8%	612,084
NET ASSETS - 100%	$ 16,108,723
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.0%
Special Tax	22.4%
Transportation	8.2%
Education	5.9%
Other	5.4%
Others* (Individually Less Than 5%)	14.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,577,139)		$ 15,496,639
Cash		640,256
Receivable for fund shares sold		84,042
Interest receivable		152,615
Other receivables		212
Total assets		16,373,764

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 258,035
Distributions payable	164
Accrued management fee	3,951
Distribution and service plan fees payable	1,047
Transfer agent fees payable	1,844
Total liabilities		265,041

Net Assets		$ 16,108,723
Net Assets consist of:
Paid in capital		$ 16,188,006
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		1,215
Net unrealized appreciation (depreciation) on investments		(80,500)
Net Assets		$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,091,936 ÷ 511,752 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($5,967,269 ÷ 599,729 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,049,518 ÷ 507,489 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,578

Expenses
Management fee	$ 5,392
Transfer agent fees	1,844
Distribution and service plan fees	1,443
Independent trustees' compensation	4
Total expenses before reductions	8,683
Expense reductions	(212)	8,471
Net investment income (loss)		29,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,215
Change in net unrealized appreciation (depreciation) on investment securities		(80,500)
Net gain (loss)		(79,285)
Net increase (decrease) in net assets resulting from operations		$ (50,178)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,107
Net realized gain (loss)	1,215
Change in net unrealized appreciation (depreciation)	(80,500)
Net increase (decrease) in net assets resulting from operations	(50,178)
Distributions to shareholders from net investment income	(29,105)
Share transactions - net increase (decrease)	16,188,006
Total increase (decrease) in net assets	16,108,723

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2)	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	(.034)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 9.95
Total Return B,C,D	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,092
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,050
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Georgia	17.7
Minnesota	14.6
Arizona	9.6
New Jersey	8.8
Texas	8.5
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	54.7
Education	15.8
Health Care	13.2
Electric Utilities	7.5
Transportation	5.7
Weighted Average Maturity as of June 30, 2011

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.7%
AA,A 68.6%
Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Arizona - 9.6%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 649,304
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,727
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	560,470
		1,548,501
California - 8.1%
California Gen. Oblig. 5% 3/1/21	600,000	660,546
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	114,791
Series 2011 C, 5% 5/1/21 (a)	500,000	524,405
		1,299,742
Georgia - 17.7%
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	2,000,000	2,379,078
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	466,183
		2,845,261
Indiana - 2.1%
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	347,793
Massachusetts - 5.3%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	286,166
Series B, 5.25% 9/1/21	100,000	119,467
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	452,303
		857,936
Michigan - 3.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	551,860
Minnesota - 14.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,081,700
Saint Paul Independent School District #625 4% 2/1/21	1,170,000	1,267,695
		2,349,395
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 8.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 750,000	$ 825,428
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	585,020
		1,410,448
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	219,700
South Carolina - 5.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	830,746
Texas - 8.5%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	505,985
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21 (a)	250,000	274,518
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	590,450
		1,370,953
Washington - 7.1%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/21	675,000	732,841
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	136,830
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21 (a)	250,000	281,558
		1,151,229
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,156,300
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $16,013,926)	15,939,864
NET OTHER ASSETS (LIABILITIES) - 1.0%	156,604
NET ASSETS - 100%	$ 16,096,468
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	54.7%
Education	15.8%
Health Care	13.2%
Electric Utilities	7.5%
Transportation	5.7%
Others* (Individually Less Than 5%)	3.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,013,926)		$ 15,939,864
Cash		1,032,816
Receivable for fund shares sold		85,448
Interest receivable		127,333
Other receivables		295
Total assets		17,185,756

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,082,405
Distributions payable	87
Accrued management fee	3,913
Distribution and service plan fees payable	1,054
Transfer agent fees payable	1,829
Total liabilities		1,089,288

Net Assets		$ 16,096,468
Net Assets consist of:
Paid in capital		$ 16,168,306
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments		2,234
Net unrealized appreciation (depreciation) on investments		(74,062)
Net Assets		$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,167,744 ÷ 519,005 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($5,920,505 ÷ 594,608 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,008,219 ÷ 502,983 shares)	$ 9.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,244

Expenses
Management fee	$ 5,346
Transfer agent fees	1,829
Distribution and service plan fees	1,451
Independent trustees' compensation	4
Total expenses before reductions	8,630
Expense reductions	(295)	8,335
Net investment income (loss)		28,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,234
Change in net unrealized appreciation (depreciation) on investment securities		(74,062)
Net gain (loss)		(71,828)
Net increase (decrease) in net assets resulting from operations		$ (42,919)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,909
Net realized gain (loss)	2,234
Change in net unrealized appreciation (depreciation)	(74,062)
Net increase (decrease) in net assets resulting from operations	(42,919)
Distributions to shareholders from net investment income	(28,919)
Share transactions - net increase (decrease)	16,168,306
Total increase (decrease) in net assets	16,096,468

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $10)	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.023)
Distributions from net investment income	(.017)
Net asset value, end of period	$ 9.96
Total Return B,C,D	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.020
Net realized and unrealized gain (loss)	(.041)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,008
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of June 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 15,739,812	$ 45,858	$ (2,114)	$ 43,744
Fidelity Municipal Income 2017 Fund	11,606,276	20,470	(35,638)	(15,168)
Fidelity Municipal Income 2019 Fund	15,577,139	32,447	(112,947)	(80,500)
Fidelity Municipal Income 2021 Fund	16,013,926	36,878	(110,940)	(74,062)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforwards	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ -	$ -	$ (50)	$ 43,744
Fidelity Municipal Income 2017 Fund	-	-	-	(15,168)
Fidelity Municipal Income 2019 Fund	2	1,215	-	(80,500)
Fidelity Municipal Income 2021 Fund	-	2,234	-	(74,062)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provide by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carryforwards were as follows for each applicable Fund:

	Short-term	Long-term	Total
Fidelity Municipal Income 2015 Fund	$ (50)	$ -	$ (50)

The tax character of distributions paid was as follows:

June 30, 2011
Tax-exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	15,762,729	-
Fidelity Municipal Income 2017 Fund	11,622,924	-
Fidelity Municipal Income 2019 Fund	16,228,468	632,941
Fidelity Municipal Income 2021 Fund	16,689,688	666,880

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 751	$ 745
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 726	$ 719
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 1,443	$ 1,437
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 1,451	$ 1,441

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 976
Fidelity Municipal Income 2017 Fund
Class A	$ 147
Fidelity Municipal Income 2019 Fund
Class A	$ 150
Fidelity Municipal Income 2021 Fund
Class A	$ 997

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 309
Municipal Income 2015	891
Institutional Class	300
$ 1,500
Fidelity Municipal Income 2017 Fund
Class A	$ 299
Municipal Income 2017	717
Institutional Class	296
$ 1,312
Fidelity Municipal Income 2019 Fund
Class A	$ 593
Municipal Income 2019	657
Institutional Class	594
$ 1,844
Fidelity Municipal Income 2021 Fund
Class A	$ 596
Municipal Income 2021	639
Institutional Class	594
$ 1,829

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2015 Fund	$ 255
Fidelity Municipal Income 2017 Fund	183
Fidelity Municipal Income 2019 Fund	212
Fidelity Municipal Income 2021 Fund	295

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended June 30,	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 1,019
Municipal Income 2015	5,971
Institutional Class	1,715
Total	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 2,869
Municipal Income 2017	9,145
Institutional Class	3,556
Total	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 8,276
Municipal Income 2019	11,089
Institutional Class	9,740
Total	$ 29,105
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 8,352
Municipal Income 2021	10,807
Institutional Class	9,760
Total	$ 28,919

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

8. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	301,368	$ 3,015,738
Reinvestment of distributions	101	1,019
Shares redeemed	-	-
Net increase (decrease)	301,469	$ 3,016,757

Annual Report

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Municipal Income 2015
Shares sold	1,040,959	$ 10,426,095
Reinvestment of distributions	530	5,321
Shares redeemed	-	-
Net increase (decrease)	1,041,489	$ 10,431,416
Institutional Class
Shares sold	255,977	$ 2,560,010
Reinvestment of distributions	171	1,715
Shares redeemed	-	-
Net increase (decrease)	256,148	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	261,897	$ 2,619,054
Reinvestment of distributions	287	2,869
Shares redeemed	-	-
Net increase (decrease)	262,184	$ 2,621,923
Municipal Income 2017
Shares sold	680,194	$ 6,800,696
Reinvestment of distributions	877	8,757
Shares redeemed	-	-
Net increase (decrease)	681,071	$ 6,809,453
Institutional Class
Shares sold	250,001	$ 2,500,010
Reinvestment of distributions	356	3,556
Shares redeemed	-	-
Net increase (decrease)	250,357	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	510,922	$ 5,109,052
Reinvestment of distributions	830	8,261
Shares redeemed	-	-
Net increase (decrease)	511,752	$ 5,117,313
Municipal Income 2019
Shares sold	598,631	$ 5,985,010
Reinvestment of distributions	1,098	10,933
Shares redeemed	-	-
Net increase (decrease)	599,729	$ 5,995,943
Institutional Class
Shares sold	506,510	$ 5,065,010
Reinvestment of distributions	979	9,740
Shares redeemed	-	-
Net increase (decrease)	507,489	$ 5,074,750

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	518,171	$ 5,181,982
Reinvestment of distributions	834	8,309
Shares redeemed	-	-
Net increase (decrease)	519,005	$ 5,190,291
Municipal Income 2021
Shares sold	593,527	$ 5,937,471
Reinvestment of distributions	1,081	10,774
Shares redeemed	-	-
Net increase (decrease)	594,608	$ 5,948,245
Institutional Class
Shares sold	502,003	$ 5,020,010
Reinvestment of distributions	980	9,760
Shares redeemed	-	-
Net increase (decrease)	502,983	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	63
Fidelity Municipal Income 2017 Fund	84
Fidelity Municipal Income 2019 Fund	93
Fidelity Municipal Income 2021 Fund	93

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Fixed-Income Trust, as of June 30, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2011, the results of their operations, the changes in their net assets, and their financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 12.99%, 5.67%, 3.69%, 0.00% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total operating expenses of each class of each fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

DMI-UANN-0811
1.926258.100

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A
Fidelity Advisor Municipal Income 2017 Fund - Class A
Fidelity Advisor Municipal Income 2019 Fund - Class A
Fidelity Advisor Municipal Income 2021 Fund - Class A

Annual Report

June 30, 2011

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2017 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2019 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2021 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 19, 2011 to June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.40	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.10	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 996.60	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 997.70	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period May 19, 2011 to June 30, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Texas	18.6
Florida	12.7
California	8.3
Massachusetts	7.9
North Carolina	7.8
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	46.1
Water & Sewer	17.0
Electric Utilities	12.2
Resource Recovery	6.7
Education	5.6
Weighted Average Maturity as of June 30, 2011

Years	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.6%
AA,A 74.0%
BBB 0.7%
Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 6.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	$ 870,000	$ 989,564
California - 8.3%
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,102,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	223,530
		1,326,020
Florida - 12.7%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	138,232
Series 2010 A1, 5% 6/1/15	150,000	160,112
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	110,000	125,437
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,470
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/15 (b)	1,000,000	1,085,180
		2,041,431
Georgia - 1.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	216,212
Hawaii - 7.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,142,400
Illinois - 3.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,710
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	298,199
		510,909
Indiana - 1.4%
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	229,578
Massachusetts - 7.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	684,894
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	576,515
		1,261,409
Nevada - 1.0%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,051
New Jersey - 5.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	$ 100,000	$ 113,799
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,481
		834,640
New York - 4.8%
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	105,940
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,636
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15 (a)	500,000	560,030
		772,606
North Carolina - 7.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,124
Wake County Gen. Oblig. 5% 3/1/15	1,000,000	1,141,950
		1,253,074
Oklahoma - 3.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	572,560
Texas - 18.6%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	576,370
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,759
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/15 (a)	580,000	647,524
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	492,211
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/15	1,000,000	1,149,618
		2,979,482
Washington - 5.9%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/15	350,000	387,055
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15 (a)	500,000	566,930
		953,985
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 532,635
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $15,739,812)	15,783,556
NET OTHER ASSETS (LIABILITIES) - 1.7%	270,035
NET ASSETS - 100%	$ 16,053,591
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.1%
Water & Sewer	17.0%
Electric Utilities	12.2%
Resource Recovery	6.7%
Education	5.6%
Transportation	5.3%
Others* (Individually Less Than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,739,812)		$ 15,783,556
Cash		1,666,111
Receivable for fund shares sold		271,495
Interest receivable		111,312
Other receivables		255
Total assets		17,832,729

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,773,032
Distributions payable	634
Accrued management fee	3,419
Distribution and service plan fees payable	553
Transfer agent fees payable	1,500
Total liabilities		1,779,138

Net Assets		$ 16,053,591
Net Assets consist of:
Paid in capital		$ 16,009,898
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(50)
Net unrealized appreciation (depreciation) on investments		43,744
Net Assets		$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,026,516 ÷ 301,469 shares)	$ 10.04
Maximum offering price per share (100/97.25 of $10.04)	$ 10.32
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($10,455,541 ÷ 1,041,489 shares)	$ 10.04
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,571,534 ÷ 256,148 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 15,124

Expenses
Management fee	$ 4,421
Transfer agent fees	1,500
Distribution and service plan fees	751
Independent trustees' compensation	3
Total expenses before reductions	6,675
Expense reductions	(255)	6,420
Net investment income (loss)		8,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(50)
Change in net unrealized appreciation (depreciation) on investment securities		43,744
Net gain (loss)		43,694
Net increase (decrease) in net assets resulting from operations		$ 52,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,704
Net realized gain (loss)	(50)
Change in net unrealized appreciation (depreciation)	43,744
Net increase (decrease) in net assets resulting from operations	52,398
Distributions to shareholders from net investment income	(8,705)
Share transactions - net increase (decrease)	16,009,898
Total increase (decrease) in net assets	16,053,591

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.039
Total from investment operations	.044
Distributions from net investment income	(.004)
Net asset value, end of period	$ 10.04
Total Return B, C, D	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,456
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,572
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Florida	22.7
California	12.5
Texas	11.8
Arizona	11.2
Massachusetts	9.9
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	37.1
Electric Utilities	24.0
Health Care	14.8
Special Tax	7.6
Water & Sewer	4.9
Weighted Average Maturity as of June 30, 2011

Years	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 10.8%
AA,A 86.4%
Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 11.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	$ 900,000	$ 1,049,292
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	286,050
		1,335,342
California - 12.5%
California Gen. Oblig. 5% 3/1/17	215,000	247,446
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	679,716
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	566,875
		1,494,037
Florida - 22.7%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	779,694
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,168,650
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/17 (b)	500,000	537,030
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	215,249
		2,700,623
Georgia - 4.2%
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	501,186
Illinois - 2.3%
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,298
Massachusetts - 9.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,175,648
New Jersey - 5.4%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	346,461
New Jersey Trans. Trust Fund Auth. Series 2011 A, 4% 6/15/17	290,000	303,900
		650,361
New York - 5.4%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	527,850
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	116,881
		644,731
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 3.6%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	$ 395,000	$ 428,030
South Carolina - 1.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,533
Texas - 11.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	589,300
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17 (a)	200,000	225,976
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/17	500,000	586,260
		1,401,536
Washington - 2.4%
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17 (a)	250,000	286,963
Wisconsin - 4.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	554,820
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $11,606,276)	11,591,108
NET OTHER ASSETS (LIABILITIES) - 2.8%	328,665
NET ASSETS - 100%	$ 11,919,773
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Electric Utilities	24.0%
Health Care	14.8%
Special Tax	7.6%
Others* (Individually Less Than 5%)	16.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,606,276)		$ 11,591,108
Cash		634,102
Receivable for fund shares sold		114,044
Interest receivable		99,176
Other receivables		183
Total assets		12,438,613

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 513,751
Distributions payable	381
Accrued management fee	2,868
Distribution and service plan fees payable	528
Transfer agent fees payable	1,312
Total liabilities		518,840

Net Assets		$ 11,919,773
Net Assets consist of:
Paid in capital		$ 11,934,942
Distributions in excess of net investment income		(1)
Net unrealized appreciation (depreciation) on investments		(15,168)
Net Assets		$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,618,263 ÷ 262,184 shares)	$ 9.99
Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($6,801,349 ÷ 681,071 shares)	$ 9.99
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,500,161 ÷ 250,357 shares)	$ 9.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 21,272

Expenses
Management fee	$ 3,845
Transfer agent fees	1,312
Distribution and service plan fees	726
Independent trustees' compensation	3
Total expenses before reductions	5,886
Expense reductions	(183)	5,703
Net investment income (loss)		15,569
Change in net unrealized appreciation (depreciation) on investment securities		(15,168)
Net increase (decrease) in net assets resulting from operations		$ 401

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,569
Change in net unrealized appreciation (depreciation)	(15,168)
Net increase (decrease) in net assets resulting from operations	401
Distributions to shareholders from net investment income	(15,570)
Share transactions - net increase (decrease)	11,934,942
Total increase (decrease) in net assets	11,919,773

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.012
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.001
Distributions from net investment income	(.011)
Net asset value, end of period	$ 9.99
Total Return B, C, D	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.014
Net realized and unrealized gain (loss)	(.010)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,801
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,500
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Maryland	11.7
California	9.2
Illinois	9.0
New York	8.6
Massachusetts	7.3
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	44.0
Special Tax	22.4
Transportation	8.2
Education	5.9
Electric Utilities	4.2
Weighted Average Maturity as of June 30, 2011

Years	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 30.5%
AA,A 62.2%
BBB 3.5%
Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 4.3%
Scottsdale Muni. Property Corp. Excise Tax Rev. 5% 7/1/19	$ 600,000	$ 699,474
California - 9.2%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	340,932
California Gen. Oblig. 5.5% 4/1/19	500,000	580,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	557,710
		1,478,732
Florida - 4.9%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19 (a)	250,000	257,555
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/19 (b)	500,000	524,380
		781,935
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	100,000	113,693
Illinois - 9.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,091,840
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	362,317
		1,454,157
Indiana - 1.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	291,058
Iowa - 5.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	901,607
Maryland - 11.7%
Maryland Gen. Oblig. Series C, 5% 3/1/19	1,585,000	1,883,676
Massachusetts - 7.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,174,460
Minnesota - 7.2%
Hennepin County Sales Tax Rev. 5% 12/15/19	595,000	703,588
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	455,608
		1,159,196
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	$ 605,000	$ 665,536
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	329,565
		995,101
New Mexico - 4.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	706,554
New York - 8.6%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,680
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	221,570
		1,386,250
Pennsylvania - 1.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	111,313
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	198,355
		309,668
Texas - 5.5%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	292,668
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/19	500,000	586,040
		878,708
Washington - 0.7%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,161,130
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $15,577,139)	15,496,639
NET OTHER ASSETS (LIABILITIES) - 3.8%	612,084
NET ASSETS - 100%	$ 16,108,723
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.0%
Special Tax	22.4%
Transportation	8.2%
Education	5.9%
Other	5.4%
Others* (Individually Less Than 5%)	14.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,577,139)		$ 15,496,639
Cash		640,256
Receivable for fund shares sold		84,042
Interest receivable		152,615
Other receivables		212
Total assets		16,373,764

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 258,035
Distributions payable	164
Accrued management fee	3,951
Distribution and service plan fees payable	1,047
Transfer agent fees payable	1,844
Total liabilities		265,041

Net Assets		$ 16,108,723
Net Assets consist of:
Paid in capital		$ 16,188,006
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		1,215
Net unrealized appreciation (depreciation) on investments		(80,500)
Net Assets		$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,091,936 ÷ 511,752 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($5,967,269 ÷ 599,729 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,049,518 ÷ 507,489 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,578

Expenses
Management fee	$ 5,392
Transfer agent fees	1,844
Distribution and service plan fees	1,443
Independent trustees' compensation	4
Total expenses before reductions	8,683
Expense reductions	(212)	8,471
Net investment income (loss)		29,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,215
Change in net unrealized appreciation (depreciation) on investment securities		(80,500)
Net gain (loss)		(79,285)
Net increase (decrease) in net assets resulting from operations		$ (50,178)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,107
Net realized gain (loss)	1,215
Change in net unrealized appreciation (depreciation)	(80,500)
Net increase (decrease) in net assets resulting from operations	(50,178)
Distributions to shareholders from net investment income	(29,105)
Share transactions - net increase (decrease)	16,188,006
Total increase (decrease) in net assets	16,108,723

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2)	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	(.034)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 9.95
Total Return B,C,D	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,092
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,050
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Georgia	17.7
Minnesota	14.6
Arizona	9.6
New Jersey	8.8
Texas	8.5
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	54.7
Education	15.8
Health Care	13.2
Electric Utilities	7.5
Transportation	5.7
Weighted Average Maturity as of June 30, 2011

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.7%
AA,A 68.6%
Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Arizona - 9.6%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 649,304
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,727
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	560,470
		1,548,501
California - 8.1%
California Gen. Oblig. 5% 3/1/21	600,000	660,546
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	114,791
Series 2011 C, 5% 5/1/21 (a)	500,000	524,405
		1,299,742
Georgia - 17.7%
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	2,000,000	2,379,078
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	466,183
		2,845,261
Indiana - 2.1%
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	347,793
Massachusetts - 5.3%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	286,166
Series B, 5.25% 9/1/21	100,000	119,467
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	452,303
		857,936
Michigan - 3.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	551,860
Minnesota - 14.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,081,700
Saint Paul Independent School District #625 4% 2/1/21	1,170,000	1,267,695
		2,349,395
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 8.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 750,000	$ 825,428
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	585,020
		1,410,448
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	219,700
South Carolina - 5.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	830,746
Texas - 8.5%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	505,985
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21 (a)	250,000	274,518
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	590,450
		1,370,953
Washington - 7.1%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/21	675,000	732,841
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	136,830
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21 (a)	250,000	281,558
		1,151,229
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,156,300
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $16,013,926)	15,939,864
NET OTHER ASSETS (LIABILITIES) - 1.0%	156,604
NET ASSETS - 100%	$ 16,096,468
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	54.7%
Education	15.8%
Health Care	13.2%
Electric Utilities	7.5%
Transportation	5.7%
Others* (Individually Less Than 5%)	3.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,013,926)		$ 15,939,864
Cash		1,032,816
Receivable for fund shares sold		85,448
Interest receivable		127,333
Other receivables		295
Total assets		17,185,756

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,082,405
Distributions payable	87
Accrued management fee	3,913
Distribution and service plan fees payable	1,054
Transfer agent fees payable	1,829
Total liabilities		1,089,288

Net Assets		$ 16,096,468
Net Assets consist of:
Paid in capital		$ 16,168,306
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments		2,234
Net unrealized appreciation (depreciation) on investments		(74,062)
Net Assets		$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,167,744 ÷ 519,005 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($5,920,505 ÷ 594,608 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,008,219 ÷ 502,983 shares)	$ 9.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,244

Expenses
Management fee	$ 5,346
Transfer agent fees	1,829
Distribution and service plan fees	1,451
Independent trustees' compensation	4
Total expenses before reductions	8,630
Expense reductions	(295)	8,335
Net investment income (loss)		28,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,234
Change in net unrealized appreciation (depreciation) on investment securities		(74,062)
Net gain (loss)		(71,828)
Net increase (decrease) in net assets resulting from operations		$ (42,919)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,909
Net realized gain (loss)	2,234
Change in net unrealized appreciation (depreciation)	(74,062)
Net increase (decrease) in net assets resulting from operations	(42,919)
Distributions to shareholders from net investment income	(28,919)
Share transactions - net increase (decrease)	16,168,306
Total increase (decrease) in net assets	16,096,468

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $10)	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.023)
Distributions from net investment income	(.017)
Net asset value, end of period	$ 9.96
Total Return B,C,D	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.020
Net realized and unrealized gain (loss)	(.041)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,008
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of June 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 15,739,812	$ 45,858	$ (2,114)	$ 43,744
Fidelity Municipal Income 2017 Fund	11,606,276	20,470	(35,638)	(15,168)
Fidelity Municipal Income 2019 Fund	15,577,139	32,447	(112,947)	(80,500)
Fidelity Municipal Income 2021 Fund	16,013,926	36,878	(110,940)	(74,062)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforwards	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ -	$ -	$ (50)	$ 43,744
Fidelity Municipal Income 2017 Fund	-	-	-	(15,168)
Fidelity Municipal Income 2019 Fund	2	1,215	-	(80,500)
Fidelity Municipal Income 2021 Fund	-	2,234	-	(74,062)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provide by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carryforwards were as follows for each applicable Fund:

	Short-term	Long-term	Total
Fidelity Municipal Income 2015 Fund	$ (50)	$ -	$ (50)

The tax character of distributions paid was as follows:

June 30, 2011
Tax-exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	15,762,729	-
Fidelity Municipal Income 2017 Fund	11,622,924	-
Fidelity Municipal Income 2019 Fund	16,228,468	632,941
Fidelity Municipal Income 2021 Fund	16,689,688	666,880

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 751	$ 745
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 726	$ 719
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 1,443	$ 1,437
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 1,451	$ 1,441

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 976
Fidelity Municipal Income 2017 Fund
Class A	$ 147
Fidelity Municipal Income 2019 Fund
Class A	$ 150
Fidelity Municipal Income 2021 Fund
Class A	$ 997

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 309
Municipal Income 2015	891
Institutional Class	300
$ 1,500
Fidelity Municipal Income 2017 Fund
Class A	$ 299
Municipal Income 2017	717
Institutional Class	296
$ 1,312
Fidelity Municipal Income 2019 Fund
Class A	$ 593
Municipal Income 2019	657
Institutional Class	594
$ 1,844
Fidelity Municipal Income 2021 Fund
Class A	$ 596
Municipal Income 2021	639
Institutional Class	594
$ 1,829

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2015 Fund	$ 255
Fidelity Municipal Income 2017 Fund	183
Fidelity Municipal Income 2019 Fund	212
Fidelity Municipal Income 2021 Fund	295

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended June 30,	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 1,019
Municipal Income 2015	5,971
Institutional Class	1,715
Total	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 2,869
Municipal Income 2017	9,145
Institutional Class	3,556
Total	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 8,276
Municipal Income 2019	11,089
Institutional Class	9,740
Total	$ 29,105
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 8,352
Municipal Income 2021	10,807
Institutional Class	9,760
Total	$ 28,919

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

8. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	301,368	$ 3,015,738
Reinvestment of distributions	101	1,019
Shares redeemed	-	-
Net increase (decrease)	301,469	$ 3,016,757

Annual Report

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Municipal Income 2015
Shares sold	1,040,959	$ 10,426,095
Reinvestment of distributions	530	5,321
Shares redeemed	-	-
Net increase (decrease)	1,041,489	$ 10,431,416
Institutional Class
Shares sold	255,977	$ 2,560,010
Reinvestment of distributions	171	1,715
Shares redeemed	-	-
Net increase (decrease)	256,148	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	261,897	$ 2,619,054
Reinvestment of distributions	287	2,869
Shares redeemed	-	-
Net increase (decrease)	262,184	$ 2,621,923
Municipal Income 2017
Shares sold	680,194	$ 6,800,696
Reinvestment of distributions	877	8,757
Shares redeemed	-	-
Net increase (decrease)	681,071	$ 6,809,453
Institutional Class
Shares sold	250,001	$ 2,500,010
Reinvestment of distributions	356	3,556
Shares redeemed	-	-
Net increase (decrease)	250,357	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	510,922	$ 5,109,052
Reinvestment of distributions	830	8,261
Shares redeemed	-	-
Net increase (decrease)	511,752	$ 5,117,313
Municipal Income 2019
Shares sold	598,631	$ 5,985,010
Reinvestment of distributions	1,098	10,933
Shares redeemed	-	-
Net increase (decrease)	599,729	$ 5,995,943
Institutional Class
Shares sold	506,510	$ 5,065,010
Reinvestment of distributions	979	9,740
Shares redeemed	-	-
Net increase (decrease)	507,489	$ 5,074,750

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	518,171	$ 5,181,982
Reinvestment of distributions	834	8,309
Shares redeemed	-	-
Net increase (decrease)	519,005	$ 5,190,291
Municipal Income 2021
Shares sold	593,527	$ 5,937,471
Reinvestment of distributions	1,081	10,774
Shares redeemed	-	-
Net increase (decrease)	594,608	$ 5,948,245
Institutional Class
Shares sold	502,003	$ 5,020,010
Reinvestment of distributions	980	9,760
Shares redeemed	-	-
Net increase (decrease)	502,983	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	63
Fidelity Municipal Income 2017 Fund	84
Fidelity Municipal Income 2019 Fund	93
Fidelity Municipal Income 2021 Fund	93

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Fixed-Income Trust, as of June 30, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2011, the results of their operations, the changes in their net assets, and their financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 12.99%, 5.67%, 3.69%, 0.00% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total operating expenses of each class of each fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMI-UANN-0811
1.926285.100

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class
Fidelity Advisor Municipal Income 2017 Fund - Institutional Class
Fidelity Advisor Municipal Income 2019 Fund - Institutional Class
Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Annual Report

June 30, 2011

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2017 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2019 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Fidelity Municipal Income 2021 Fund	<Click Here> <Click Here> <Click Here>	Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 19, 2011 to June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,004.40	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,004.70	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,000.10	$ .77 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,000.40	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 996.60	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 996.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 997.70	$ .76 B
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.26 C
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C
Institutional Class	.40%
Actual		$ 1,000.00	$ 997.90	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.01 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 43/365 (to reflect the period May 19, 2011 to June 30, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity Municipal Income 2015 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Texas	18.6
Florida	12.7
California	8.3
Massachusetts	7.9
North Carolina	7.8
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	46.1
Water & Sewer	17.0
Electric Utilities	12.2
Resource Recovery	6.7
Education	5.6
Weighted Average Maturity as of June 30, 2011

Years	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.6%
AA,A 74.0%
BBB 0.7%
Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2015 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Arizona - 6.2%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	$ 870,000	$ 989,564
California - 8.3%
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,102,490
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	223,530
		1,326,020
Florida - 12.7%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	138,232
Series 2010 A1, 5% 6/1/15	150,000	160,112
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	110,000	125,437
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,470
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/15 (b)	1,000,000	1,085,180
		2,041,431
Georgia - 1.3%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	216,212
Hawaii - 7.1%
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,142,400
Illinois - 3.2%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	212,710
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	298,199
		510,909
Indiana - 1.4%
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	229,578
Massachusetts - 7.9%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	684,894
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	576,515
		1,261,409
Nevada - 1.0%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,051
New Jersey - 5.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,360
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	$ 100,000	$ 113,799
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,481
		834,640
New York - 4.8%
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	105,940
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,636
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15 (a)	500,000	560,030
		772,606
North Carolina - 7.8%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,124
Wake County Gen. Oblig. 5% 3/1/15	1,000,000	1,141,950
		1,253,074
Oklahoma - 3.6%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	572,560
Texas - 18.6%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	576,370
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,759
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/15 (a)	580,000	647,524
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	492,211
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/15	1,000,000	1,149,618
		2,979,482
Washington - 5.9%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/15	350,000	387,055
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15 (a)	500,000	566,930
		953,985
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 3.3%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	$ 500,000	$ 532,635
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $15,739,812)	15,783,556
NET OTHER ASSETS (LIABILITIES) - 1.7%	270,035
NET ASSETS - 100%	$ 16,053,591
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	46.1%
Water & Sewer	17.0%
Electric Utilities	12.2%
Resource Recovery	6.7%
Education	5.6%
Transportation	5.3%
Others* (Individually Less Than 5%)	7.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,739,812)		$ 15,783,556
Cash		1,666,111
Receivable for fund shares sold		271,495
Interest receivable		111,312
Other receivables		255
Total assets		17,832,729

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,773,032
Distributions payable	634
Accrued management fee	3,419
Distribution and service plan fees payable	553
Transfer agent fees payable	1,500
Total liabilities		1,779,138

Net Assets		$ 16,053,591
Net Assets consist of:
Paid in capital		$ 16,009,898
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(50)
Net unrealized appreciation (depreciation) on investments		43,744
Net Assets		$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,026,516 ÷ 301,469 shares)	$ 10.04
Maximum offering price per share (100/97.25 of $10.04)	$ 10.32
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($10,455,541 ÷ 1,041,489 shares)	$ 10.04
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,571,534 ÷ 256,148 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 15,124

Expenses
Management fee	$ 4,421
Transfer agent fees	1,500
Distribution and service plan fees	751
Independent trustees' compensation	3
Total expenses before reductions	6,675
Expense reductions	(255)	6,420
Net investment income (loss)		8,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(50)
Change in net unrealized appreciation (depreciation) on investment securities		43,744
Net gain (loss)		43,694
Net increase (decrease) in net assets resulting from operations		$ 52,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,704
Net realized gain (loss)	(50)
Change in net unrealized appreciation (depreciation)	43,744
Net increase (decrease) in net assets resulting from operations	52,398
Distributions to shareholders from net investment income	(8,705)
Share transactions - net increase (decrease)	16,009,898
Total increase (decrease) in net assets	16,053,591

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.005
Net realized and unrealized gain (loss)	.039
Total from investment operations	.044
Distributions from net investment income	(.004)
Net asset value, end of period	$ 10.04
Total Return B, C, D	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2015

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,456
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.007
Net realized and unrealized gain (loss)	.040
Total from investment operations	.047
Distributions from net investment income	(.007)
Net asset value, end of period	$ 10.04
Total Return B, C	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,572
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Florida	22.7
California	12.5
Texas	11.8
Arizona	11.2
Massachusetts	9.9
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	37.1
Electric Utilities	24.0
Health Care	14.8
Special Tax	7.6
Water & Sewer	4.9
Weighted Average Maturity as of June 30, 2011

Years	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 10.8%
AA,A 86.4%
Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2017 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 97.2%
	Principal Amount	Value
Arizona - 11.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	$ 900,000	$ 1,049,292
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	286,050
		1,335,342
California - 12.5%
California Gen. Oblig. 5% 3/1/17	215,000	247,446
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	679,716
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	566,875
		1,494,037
Florida - 22.7%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	779,694
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,168,650
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/17 (b)	500,000	537,030
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	215,249
		2,700,623
Georgia - 4.2%
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	501,186
Illinois - 2.3%
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	273,298
Massachusetts - 9.9%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,175,648
New Jersey - 5.4%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	346,461
New Jersey Trans. Trust Fund Auth. Series 2011 A, 4% 6/15/17	290,000	303,900
		650,361
New York - 5.4%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	527,850
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	116,881
		644,731
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - 3.6%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	$ 395,000	$ 428,030
South Carolina - 1.2%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	144,533
Texas - 11.8%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	589,300
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17 (a)	200,000	225,976
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/17	500,000	586,260
		1,401,536
Washington - 2.4%
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17 (a)	250,000	286,963
Wisconsin - 4.6%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	554,820
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $11,606,276)	11,591,108
NET OTHER ASSETS (LIABILITIES) - 2.8%	328,665
NET ASSETS - 100%	$ 11,919,773
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Electric Utilities	24.0%
Health Care	14.8%
Special Tax	7.6%
Others* (Individually Less Than 5%)	16.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,606,276)		$ 11,591,108
Cash		634,102
Receivable for fund shares sold		114,044
Interest receivable		99,176
Other receivables		183
Total assets		12,438,613

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 513,751
Distributions payable	381
Accrued management fee	2,868
Distribution and service plan fees payable	528
Transfer agent fees payable	1,312
Total liabilities		518,840

Net Assets		$ 11,919,773
Net Assets consist of:
Paid in capital		$ 11,934,942
Distributions in excess of net investment income		(1)
Net unrealized appreciation (depreciation) on investments		(15,168)
Net Assets		$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,618,263 ÷ 262,184 shares)	$ 9.99
Maximum offering price per share (100/97.25 of $9.99)	$ 10.27
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($6,801,349 ÷ 681,071 shares)	$ 9.99
Institutional Class: Net Asset Value, offering price and redemption price per share ($2,500,161 ÷ 250,357 shares)	$ 9.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 21,272

Expenses
Management fee	$ 3,845
Transfer agent fees	1,312
Distribution and service plan fees	726
Independent trustees' compensation	3
Total expenses before reductions	5,886
Expense reductions	(183)	5,703
Net investment income (loss)		15,569
Change in net unrealized appreciation (depreciation) on investment securities		(15,168)
Net increase (decrease) in net assets resulting from operations		$ 401

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,569
Change in net unrealized appreciation (depreciation)	(15,168)
Net increase (decrease) in net assets resulting from operations	401
Distributions to shareholders from net investment income	(15,570)
Share transactions - net increase (decrease)	11,934,942
Total increase (decrease) in net assets	11,919,773

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $1)	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.012
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.001
Distributions from net investment income	(.011)
Net asset value, end of period	$ 9.99
Total Return B, C, D	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,618
Portfolio turnover rate	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2017

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.014
Net realized and unrealized gain (loss)	(.010)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,801
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.015
Net realized and unrealized gain (loss)	(.011)
Total from investment operations	.004
Distributions from net investment income	(.014)
Net asset value, end of period	$ 9.99
Total Return B, C	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,500
Portfolio turnover rate	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Maryland	11.7
California	9.2
Illinois	9.0
New York	8.6
Massachusetts	7.3
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	44.0
Special Tax	22.4
Transportation	8.2
Education	5.9
Electric Utilities	4.2
Weighted Average Maturity as of June 30, 2011

Years	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 30.5%
AA,A 62.2%
BBB 3.5%
Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2019 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Arizona - 4.3%
Scottsdale Muni. Property Corp. Excise Tax Rev. 5% 7/1/19	$ 600,000	$ 699,474
California - 9.2%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	340,932
California Gen. Oblig. 5.5% 4/1/19	500,000	580,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	557,710
		1,478,732
Florida - 4.9%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19 (a)	250,000	257,555
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/19 (b)	500,000	524,380
		781,935
Georgia - 0.7%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	100,000	113,693
Illinois - 9.0%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,091,840
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	362,317
		1,454,157
Indiana - 1.8%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	291,058
Iowa - 5.6%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	901,607
Maryland - 11.7%
Maryland Gen. Oblig. Series C, 5% 3/1/19	1,585,000	1,883,676
Massachusetts - 7.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,174,460
Minnesota - 7.2%
Hennepin County Sales Tax Rev. 5% 12/15/19	595,000	703,588
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	455,608
		1,159,196
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 6.2%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	$ 605,000	$ 665,536
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	329,565
		995,101
New Mexico - 4.4%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	706,554
New York - 8.6%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,164,680
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	221,570
		1,386,250
Pennsylvania - 1.9%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	111,313
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	198,355
		309,668
Texas - 5.5%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	292,668
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/19	500,000	586,040
		878,708
Washington - 0.7%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	121,240
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	$ 1,000,000	$ 1,161,130
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $15,577,139)	15,496,639
NET OTHER ASSETS (LIABILITIES) - 3.8%	612,084
NET ASSETS - 100%	$ 16,108,723
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	44.0%
Special Tax	22.4%
Transportation	8.2%
Education	5.9%
Other	5.4%
Others* (Individually Less Than 5%)	14.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $15,577,139)		$ 15,496,639
Cash		640,256
Receivable for fund shares sold		84,042
Interest receivable		152,615
Other receivables		212
Total assets		16,373,764

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 258,035
Distributions payable	164
Accrued management fee	3,951
Distribution and service plan fees payable	1,047
Transfer agent fees payable	1,844
Total liabilities		265,041

Net Assets		$ 16,108,723
Net Assets consist of:
Paid in capital		$ 16,188,006
Undistributed net investment income		2
Accumulated undistributed net realized gain (loss) on investments		1,215
Net unrealized appreciation (depreciation) on investments		(80,500)
Net Assets		$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,091,936 ÷ 511,752 shares)	$ 9.95

Maximum offering price per share (100/97.25 of $9.95)	$ 10.23
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($5,967,269 ÷ 599,729 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,049,518 ÷ 507,489 shares)	$ 9.95

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,578

Expenses
Management fee	$ 5,392
Transfer agent fees	1,844
Distribution and service plan fees	1,443
Independent trustees' compensation	4
Total expenses before reductions	8,683
Expense reductions	(212)	8,471
Net investment income (loss)		29,107
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,215
Change in net unrealized appreciation (depreciation) on investment securities		(80,500)
Net gain (loss)		(79,285)
Net increase (decrease) in net assets resulting from operations		$ (50,178)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,107
Net realized gain (loss)	1,215
Change in net unrealized appreciation (depreciation)	(80,500)
Net increase (decrease) in net assets resulting from operations	(50,178)
Distributions to shareholders from net investment income	(29,105)
Share transactions - net increase (decrease)	16,188,006
Total increase (decrease) in net assets	16,108,723

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $2)	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.051)
Total from investment operations	(.034)
Distributions from net investment income	(.016)
Net asset value, end of period	$ 9.95
Total Return B,C,D	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.64% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,092
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2019

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,967
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.050)
Total from investment operations	(.031)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.95
Total Return B,C	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,050
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2011
% of fund's net assets
Georgia	17.7
Minnesota	14.6
Arizona	9.6
New Jersey	8.8
Texas	8.5
Top Five Sectors as of June 30, 2011
% of fund's net assets
General Obligations	54.7
Education	15.8
Health Care	13.2
Electric Utilities	7.5
Transportation	5.7
Weighted Average Maturity as of June 30, 2011

Years	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2011

Years	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of June 30, 2011
AAA 23.7%
AA,A 68.6%
Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Municipal Income 2021 Fund

Investments June 30, 2011

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Arizona - 9.6%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 649,304
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	338,727
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	560,470
		1,548,501
California - 8.1%
California Gen. Oblig. 5% 3/1/21	600,000	660,546
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	114,791
Series 2011 C, 5% 5/1/21 (a)	500,000	524,405
		1,299,742
Georgia - 17.7%
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	2,000,000	2,379,078
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	466,183
		2,845,261
Indiana - 2.1%
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	347,793
Massachusetts - 5.3%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	286,166
Series B, 5.25% 9/1/21	100,000	119,467
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	452,303
		857,936
Michigan - 3.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	551,860
Minnesota - 14.6%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,081,700
Saint Paul Independent School District #625 4% 2/1/21	1,170,000	1,267,695
		2,349,395
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - 8.8%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	$ 750,000	$ 825,428
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	585,020
		1,410,448
North Carolina - 1.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	219,700
South Carolina - 5.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	830,746
Texas - 8.5%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	505,985
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21 (a)	250,000	274,518
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	590,450
		1,370,953
Washington - 7.1%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/21	675,000	732,841
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	136,830
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21 (a)	250,000	281,558
		1,151,229
Wisconsin - 7.2%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,156,300
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $16,013,926)	15,939,864
NET OTHER ASSETS (LIABILITIES) - 1.0%	156,604
NET ASSETS - 100%	$ 16,096,468
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	54.7%
Education	15.8%
Health Care	13.2%
Electric Utilities	7.5%
Transportation	5.7%
Others* (Individually Less Than 5%)	3.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,013,926)		$ 15,939,864
Cash		1,032,816
Receivable for fund shares sold		85,448
Interest receivable		127,333
Other receivables		295
Total assets		17,185,756

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,082,405
Distributions payable	87
Accrued management fee	3,913
Distribution and service plan fees payable	1,054
Transfer agent fees payable	1,829
Total liabilities		1,089,288

Net Assets		$ 16,096,468
Net Assets consist of:
Paid in capital		$ 16,168,306
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments		2,234
Net unrealized appreciation (depreciation) on investments		(74,062)
Net Assets		$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

June 30, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,167,744 ÷ 519,005 shares)	$ 9.96

Maximum offering price per share (100/97.25 of $9.96)	$ 10.24
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($5,920,505 ÷ 594,608 shares)	$ 9.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,008,219 ÷ 502,983 shares)	$ 9.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

	For the period May 19, 2011 (commencement of operations) to June 30, 2011

Investment Income
Interest		$ 37,244

Expenses
Management fee	$ 5,346
Transfer agent fees	1,829
Distribution and service plan fees	1,451
Independent trustees' compensation	4
Total expenses before reductions	8,630
Expense reductions	(295)	8,335
Net investment income (loss)		28,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,234
Change in net unrealized appreciation (depreciation) on investment securities		(74,062)
Net gain (loss)		(71,828)
Net increase (decrease) in net assets resulting from operations		$ (42,919)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,909
Net realized gain (loss)	2,234
Change in net unrealized appreciation (depreciation)	(74,062)
Net increase (decrease) in net assets resulting from operations	(42,919)
Distributions to shareholders from net investment income	(28,919)
Share transactions - net increase (decrease)	16,168,306
Total increase (decrease) in net assets	16,096,468

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $10)	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Period ended June 30,	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.017
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.023)
Distributions from net investment income	(.017)
Net asset value, end of period	$ 9.96
Total Return B,C,D	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A
Expenses net of fee waivers, if any	.65% A
Expenses net of all reductions	.63% A
Net investment income (loss)	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,168
Portfolio turnover rate	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Municipal Income 2021

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.019
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,921
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Period ended June 30,	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.020
Net realized and unrealized gain (loss)	(.041)
Total from investment operations	(.021)
Distributions from net investment income	(.019)
Net asset value, end of period	$ 9.96
Total Return B,C	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.39% A
Net investment income (loss)	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,008
Portfolio turnover rate	5% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2011

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Fixed-Income Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of June 30, 2011, each Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 15,739,812	$ 45,858	$ (2,114)	$ 43,744
Fidelity Municipal Income 2017 Fund	11,606,276	20,470	(35,638)	(15,168)
Fidelity Municipal Income 2019 Fund	15,577,139	32,447	(112,947)	(80,500)
Fidelity Municipal Income 2021 Fund	16,013,926	36,878	(110,940)	(74,062)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Capital loss carryforwards	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2015 Fund	$ -	$ -	$ (50)	$ 43,744
Fidelity Municipal Income 2017 Fund	-	-	-	(15,168)
Fidelity Municipal Income 2019 Fund	2	1,215	-	(80,500)
Fidelity Municipal Income 2021 Fund	-	2,234	-	(74,062)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provide by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Capital loss carryforwards were as follows for each applicable Fund:

	Short-term	Long-term	Total
Fidelity Municipal Income 2015 Fund	$ (50)	$ -	$ (50)

The tax character of distributions paid was as follows:

June 30, 2011
Tax-exempt Income
Fidelity Municipal Income 2015 Fund	$ 8,705
Fidelity Municipal Income 2017 Fund	15,570
Fidelity Municipal Income 2019 Fund	29,105
Fidelity Municipal Income 2021 Fund	28,919

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Annual Report

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	15,762,729	-
Fidelity Municipal Income 2017 Fund	11,622,924	-
Fidelity Municipal Income 2019 Fund	16,228,468	632,941
Fidelity Municipal Income 2021 Fund	16,689,688	666,880

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of each Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 751	$ 745
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 726	$ 719
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 1,443	$ 1,437
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 1,451	$ 1,441

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	$ 976
Fidelity Municipal Income 2017 Fund
Class A	$ 147
Fidelity Municipal Income 2019 Fund
Class A	$ 150
Fidelity Municipal Income 2021 Fund
Class A	$ 997

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 309
Municipal Income 2015	891
Institutional Class	300
$ 1,500
Fidelity Municipal Income 2017 Fund
Class A	$ 299
Municipal Income 2017	717
Institutional Class	296
$ 1,312
Fidelity Municipal Income 2019 Fund
Class A	$ 593
Municipal Income 2019	657
Institutional Class	594
$ 1,844
Fidelity Municipal Income 2021 Fund
Class A	$ 596
Municipal Income 2021	639
Institutional Class	594
$ 1,829

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Municipal Income 2015 Fund	$ 255
Fidelity Municipal Income 2017 Fund	183
Fidelity Municipal Income 2019 Fund	212
Fidelity Municipal Income 2021 Fund	295

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Period ended June 30,	2011A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 1,019
Municipal Income 2015	5,971
Institutional Class	1,715
Total	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 2,869
Municipal Income 2017	9,145
Institutional Class	3,556
Total	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 8,276
Municipal Income 2019	11,089
Institutional Class	9,740
Total	$ 29,105
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 8,352
Municipal Income 2021	10,807
Institutional Class	9,760
Total	$ 28,919

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

8. Share Transactions.

Transactions for each class of shares were as follows:

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	301,368	$ 3,015,738
Reinvestment of distributions	101	1,019
Shares redeemed	-	-
Net increase (decrease)	301,469	$ 3,016,757

Annual Report

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Municipal Income 2015
Shares sold	1,040,959	$ 10,426,095
Reinvestment of distributions	530	5,321
Shares redeemed	-	-
Net increase (decrease)	1,041,489	$ 10,431,416
Institutional Class
Shares sold	255,977	$ 2,560,010
Reinvestment of distributions	171	1,715
Shares redeemed	-	-
Net increase (decrease)	256,148	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	261,897	$ 2,619,054
Reinvestment of distributions	287	2,869
Shares redeemed	-	-
Net increase (decrease)	262,184	$ 2,621,923
Municipal Income 2017
Shares sold	680,194	$ 6,800,696
Reinvestment of distributions	877	8,757
Shares redeemed	-	-
Net increase (decrease)	681,071	$ 6,809,453
Institutional Class
Shares sold	250,001	$ 2,500,010
Reinvestment of distributions	356	3,556
Shares redeemed	-	-
Net increase (decrease)	250,357	$ 2,503,566
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	510,922	$ 5,109,052
Reinvestment of distributions	830	8,261
Shares redeemed	-	-
Net increase (decrease)	511,752	$ 5,117,313
Municipal Income 2019
Shares sold	598,631	$ 5,985,010
Reinvestment of distributions	1,098	10,933
Shares redeemed	-	-
Net increase (decrease)	599,729	$ 5,995,943
Institutional Class
Shares sold	506,510	$ 5,065,010
Reinvestment of distributions	979	9,740
Shares redeemed	-	-
Net increase (decrease)	507,489	$ 5,074,750

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

Period ended June 30,	SharesA	DollarsA
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	518,171	$ 5,181,982
Reinvestment of distributions	834	8,309
Shares redeemed	-	-
Net increase (decrease)	519,005	$ 5,190,291
Municipal Income 2021
Shares sold	593,527	$ 5,937,471
Reinvestment of distributions	1,081	10,774
Shares redeemed	-	-
Net increase (decrease)	594,608	$ 5,948,245
Institutional Class
Shares sold	502,003	$ 5,020,010
Reinvestment of distributions	980	9,760
Shares redeemed	-	-
Net increase (decrease)	502,983	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	63
Fidelity Municipal Income 2017 Fund	84
Fidelity Municipal Income 2019 Fund	93
Fidelity Municipal Income 2021 Fund	93

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund (the Funds), each a fund of Fidelity Fixed-Income Trust, as of June 30, 2011, and the related statements of operations, changes in net assets, and the financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, as of June 30, 2011, the results of their operations, the changes in their net assets, and their financial highlights for the period from May 19, 2011 (commencement of operations) to June 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 198 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of each fund's income dividends were free from federal income tax, and 12.99%, 5.67%, 3.69%, 0.00% of Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, and Fidelity Municipal Income 2021 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

On March 17, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total operating expenses of each class of each fund in reviewing the Advisory Contracts. The Board noted that each fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also considered that the projected total operating expenses are comparable to those of similar classes and funds that Fidelity offers to shareholders.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMII-UANN-0811
1.926276.100

Item 2. Code of Ethics

As of the end of the period, June 30, 2011, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund (the "Funds"):

Services Billed by Deloitte Entities

June 30, 2011 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2017 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2019 Fund	$23,000	$-	$4,600	$-
Fidelity Municipal Income 2021 Fund	$23,000	$-	$4,600	$-

June 30, 2010 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2015 Fund	$-	$-	$-	$-
Fidelity Municipal Income 2017 Fund	$-	$-	$-	$-
Fidelity Municipal Income 2019 Fund	$-	$-	$-	$-
Fidelity Municipal Income 2021 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund commenced operations on May 19, 2011.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	June 30, 2011A, B	June 30, 2010A, B
Audit-Related Fees	$645,000	$720,000
Tax Fees	$-	$-
All Other Fees	$730,000	$450,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2011 A, B	June 30, 2010 A, B
Deloitte Entities	$1,480,000	$1,200,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2011